CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 24, 2013

TO THE PROSPECTUS

DATED JANUARY 1, 2013

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

LARGE CAPITALIZATION GROWTH INVESTMENTS AND SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, all references to Delaware Management Company will be replaced by Delaware Investments Fund Advisers in the Prospectus.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS (“LARGE CAP VALUE FUND”)

Cullen Capital Management, LLC (“Cullen”) is no longer an investment sub-adviser of the Large Cap Value Fund. As such, all references to Cullen are removed from the Prospectus.

On or about April 24, 2013, the following replaces the disclosure related to NFJ Investment Group LLC as investment sub-adviser to the Large Cap Value Fund in the section entitled “How the Sub-advisers select the Fund’s Investments” on page 37 of the Prospectus:

NFJ Investment Group LLC (“NFJ”) seeks to manage a broadly diversified portfolio of dividend paying common stocks with low absolute and relative valuations. The percentage of the Fund’s assets allocated to NFJ is 30%.

On or about April 24, 2013, the following replaces the disclosure related to NFJ as investment sub-adviser to the Large Cap Value Fund in the section entitled “The Sub-Advisers” on page 55 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
	NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue Suite 700 Dallas, TX 75201	30%	Ben J. Fischer, CFA® Managing Director, Portfolio Manager/Analyst (1989-present). Founding partner, Mr. Fischer is product team lead for the Dividend Value and International Value investment strategies and co-team lead for the All Cap Value investment strategy.	2006
			R. Burns McKinney, CFA® Managing Director, Portfolio Manager/Analyst (2006-present). Mr. McKinney is the product team lead for the Global Dividend Value investment strategy.	2009
			Thomas W. Oliver, CFA®, CPA Managing Director, Portfolio Manager/Analyst (2005-present). Mr. Oliver is the product team lead for the Large Cap Value and Mid Cap Value investment strategies and a product team co-lead for the All Cap Value investment strategy.	2009
			Paul A. Magnuson Managing Director, Portfolio Manager/Analyst (1992-present). Mr. Magnuson is the product team lead for the Small Cap Value and Mid Cap Value 100 investment strategies.	2005
			L. Baxter Hines, CFA® Vice President, Portfolio Manager/Analyst	2011
			(2008-present). Mr. Hines has portfolio management and research responsibilities for NFJ’s Dividend Value, Global Dividend Value and International Value investment strategies. Prior to joining NFJ, he served as an investment analyst for the Teacher Retirement System of Texas and a market data analyst at Reuters.

Jeff N. Reed, CFA® Vice President, Portfolio Manager/Analyst (2007-present). Mr. Reed has portfolio management and research responsibilities for NFJ’s Dividend Value, Mid Cap Value, Mid Cap Value 100, Large Cap Value and All Cap Value investment strategies. Prior to joining NFJ, he served as a credit analyst at Frost Bank.	2011
Morley D. Campbell, CFA® Senior Vice President, Portfolio Manager/Analyst (2007-present). Mr. Campbell has portfolio management and research responsibilities for NFJ’s Small Cap Value, Mid Cap Value 100 and Dividend Value investment strategies. Prior to joining NFJ, Mr. Campbell was an investment banking analyst for Lazard Ltd.	2012

EMERGING MARKETS EQUITY INVESTMENTS (“EMERGING MARKETS FUND”)

Newgate Capital Management LLC (“Newgate”) and SSgA Funds Management, Inc. (“SSgA”) are no longer investment sub-advisers of the Emerging Markets Fund. As such, all references to Newgate and SSgA are removed from the Prospectus.

On or about April 24, 2013, Vontobel Asset Management, Inc. will commence as a new investment sub-adviser to the Emerging Markets Fund.

On or about April 24, 2013, the following replaces the disclosure related to the Emerging Markets Fund in the section entitled “Sub-advisers and portfolio managers” on page 19 of the Prospectus:

Lazard Asset Management LLC (“Lazard”)

Vontobel Asset Management, Inc. (“Vontobel”)

Portfolio Manager	Fund’s Portfolio Manager Since
Rohit Chopra, Managing Director, Portfolio Manager/Analyst — Lazard	2009
James M. Donald, Managing Director, Portfolio Manager/Analyst — Lazard	2009
Erik McKee, Director, Portfolio Manager/Analyst — Lazard	2009
John R. Reinsberg, Deputy Chairman, Portfolio Manager/Analyst — Lazard	2009
Kevin O’Hare,,CFA®, Managing Director, Portfolio Manager/Analyst — Lazard	2013
Peter Gillespie, CFA®, Director, Portfolio Manager/Analyst — Lazard	2013
Rajiv Jain, Managing Director, Portfolio Manager — Vontobel	2013

On or about April 24, 2013, the following replaces the disclosure related to the Emerging Markets Fund in the section entitled “How the Sub-advisers select the Fund’s Investments” on page 41 of the Prospectus:

Each Sub-adviser utilizes fundamental research analysis as the basis for its investment decisions.

Lazard Asset Management LLC (“Lazard”) manages a relative value strategy (“Value Strategy”) and a relative growth strategy (“Growth Strategy”) and invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging or developing market countries. In the Value Strategy, assets are invested in companies that are believed to be undervalued based on their earnings, cash flow or asset values. In the Growth Strategy, Lazard employs a relative growth investment philosophy that is based on value creation through a process of bottom-up stock selection. Lazard’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters and its selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. The percentage of the Fund’s assets allocated to Lazard is 33% to the Value Strategy and 33% to the Growth Strategy.

Vontobel Asset Management, Inc. (“Vontobel”) utilizes a fundamental, bottom-up stock and business analysis research approach that combines elements of growth-oriented investing with a strict valuation discipline over the long term. Vontobel makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Vontobel seeks to identify and invest in emerging markets securities that, in the view of the manager, are reasonably-valued, high-quality, well managed profitable companies with consistent operating histories and financial performance and that have generally favorable long-term economic prospects. The percentage of the Fund’s assets allocated to Vontobel is 34%.

On or about April 24, 2013, the following replaces the disclosure related to the Emerging Markets Fund in the section entitled “The Sub-Advisers” on page 58 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Emerging Markets Equity Investments	Lazard Asset Management LLC (“Lazard”) 30 Rockefeller Plaza New York, NY 10112	33%	Rohit Chopra Managing Director and Portfolio Manager/Analyst (1999-present), member of Lazard’s Emerging Markets Equity portfolio management team focusing on consumer and telecommunications research and analysis.	2009
			James M. Donald Managing Director and Portfolio Manager/Analyst (1996-present), member of Lazard’s Emerging Markets Equity portfolio management team and Head of the Emerging Markets Group.	2009
			Erik McKee Director and Portfolio Manager/Analyst (1999-present), member of Lazard’s Emerging Markets Equity portfolio management team focusing on the materials and industrials sectors.	2009
			John R. Reinsberg Deputy Chairman and Portfolio Manager/Analyst (1992-present), responsible for oversight of Lazard’s International and Global strategies and a member of Lazard’s Global Equity and International Equity portfolio management teams.	2009
		33%	Kevin O’Hare, CFA® Managing Director, Portfolio Manager/Analyst (2001-present). Mr. O’Hare is a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology and telecommunications sectors.	2013
			Peter Gillespie, CFA® Director, Portfolio Manager/Analyst (2007-present). Mr. Gillespie is a Director and Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the industrials and materials sectors.	2013
	Vontobel Asset Management, Inc. (“Vontobel”) 1540 Broadway, 38th Floor New York, NY 10036	34%	Rajiv Jain Managing Director, Portfolio Manager (2002-present). Mr. Jain is a Managing Director and Portfolio Manager of Vontobel’s global equity products.	2013

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective January 1, 2013, Alexis C. Waadt, Vice President, Investment Analyst, Wall Street Associates, LLC (“Wall Street”), has joined the portfolio management team.

Effective immediately, the following is added to the disclosure related to Wall Street in the section entitled “Sub-advisers and portfolio managers” on page 9 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Alexis C. Waadt, Vice President, Portfolio Manager/Investment Analyst — Wall Street	2013

Effective immediately, the following replaces the disclosure related to Wall Street in the section entitled “The Sub-Advisers” beginning on page 55 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Small Capitalization Growth Investments	Wall Street Associates LLC (“Wall Street”) 1200 Prospect Street Suite 100 La Jolla, CA 92037	50%	William Jeffery, III Principal, President, and Chief Investment Officer (1997-present). Mr. Jeffery is responsible for the implementation and oversight of the Fund’s investment process.	1997
			Kenneth F. McCain Principal, Portfolio Manager (1997-present), covers the technology sector of the Portfolio.	1997
			Paul J. Ariano, CFA® Portfolio Manager (2005-present), covers the energy, consumer discretionary and health care sectors of the Portfolio; Analyst (1997-2004).	1997
			Paul K. LeCoq Principal, Portfolio Manager (1999-present), covers the consumer discretionary and staples sectors of the Portfolio.	2005
			Luke Jacobson, CFA® Portfolio Manager (2012-present), covers business services, producer durables, financials and non-traditional areas of growth; Analyst (2004-2012).	2012
			Alexis C. Waadt Vice President, Portfolio Manager/Investment Analyst (2013-present), covers the technology sector of the Portfolio; Vice President and Investment Analyst (2007-2012); and Investment Analyst (1996-2007).	2013

EMERGING MARKETS FUND AND INTERNATIONAL EQUITY INVESTMENTS

Effective immediately, the following replaces the language in the fourth paragraph of the section entitled “Valuation of Shares” on page 63 of the Prospectus:

For International Equity Investments and Emerging Markets Equity Investments, the Board has approved the use of a fair value model developed by a pricing service to price foreign equity securities on a daily basis.

ALL FUNDS

Effective immediately, the following replaces the phone number for which shareholders can obtain free copies of the annual and semi-annual reports, request the SAI, or request other information found in the section entitled “For More Information” under the heading “Morgan Stanley Financial Advisor” on the back cover of the Prospectus.

1-888-454-3965

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